STOCK BASED COMPENSATION	9 Months Ended
Sep. 30, 2023
Share-Based Payment Arrangement [Abstract]
STOCK BASED COMPENSATION

NOTE 5 - STOCK BASED COMPENSATION

A.	The table below depicts the number of options granted to consultants and employees:

	Nine months ended September 30, 2023
	Number of	Weighted average exercise price
	options	in USD

Options outstanding at January 1, 2023	10,246,284	$0.0001
Options granted during the period	37,770,029	$0.0001
Options outstanding at the end of period	48,016,313	$0.0001
Options exercisable at the end of period	13,183,291	$0.0001

B.	The estimated fair values of the options granted to directors and employees were measured using Black and Scholes Model based on the following assumptions:

Grant date	July 1, 2021	January 2022	Q1-Q3’2023
Vesting period	2 years	2 years	0.25-3 years
Expected average volatility	187.7%	187.7%	172%-187.7%
Expected dividend yield	-	-	-
Common Stock Value	$0.76	$0.01-$0.08	$0.009-$0.015
Risk-free interest rate	0.3%	1.81%	3.39%-3.98%

For the Nine months ended September 30, 2023 and 2022 the company recognized expenses, to such options, in the amount of $618,000 and $507,000, respectively. The expense is non-cash stock-based compensation expense resulting from options awards to our Chief Financial Officer and advisors. The expense represents the aggregate grant date fair value for the option awards granted and vested during the fiscal years presented, determined in accordance with FASB ASC Topic 718.

APPYEA INC.

NOTES TO THE FINANCIAL STATEMENTS